Allowances for Credit Losses - Summary of Changes in the Book Value of Loans at Amortized Cost (Details) - Loans measured at amortized cost - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
12-month expected credit losses
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	₩ 399,089,134	₩ 381,796,028
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	35,319,563	34,470,129
Transfer to lifetime expected credit losses (non-impaired)	(42,180,074)	(38,501,544)
Transfer to lifetime expected credit losses (impaired)	(1,808,878)	(1,124,233)
Sales	(3,256,122)	(3,182,474)
Write-offs	0	0
Net increase (decrease) (execution, repayment, and others)	21,119,779	25,631,228
Ending	408,283,402	399,089,134
Lifetime expected credit losses - Non-impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	34,563,171	32,788,361
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	(34,990,464)	(34,307,805)
Transfer to lifetime expected credit losses (non-impaired)	42,841,909	38,923,474
Transfer to lifetime expected credit losses (impaired)	(2,785,016)	(1,479,780)
Sales	(38,205)	(15,961)
Write-offs	23	(4)
Net increase (decrease) (execution, repayment, and others)	(2,514,831)	(1,345,114)
Ending	37,076,587	34,563,171
Lifetime expected credit losses - Impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	3,547,610	3,485,825
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	(329,099)	(162,324)
Transfer to lifetime expected credit losses (non-impaired)	(661,835)	(421,930)
Transfer to lifetime expected credit losses (impaired)	4,593,894	2,604,013
Sales	(429,916)	(270,541)
Write-offs	(1,757,943)	(1,516,083)
Net increase (decrease) (execution, repayment, and others)	(54,608)	(171,350)
Ending	₩ 4,908,103	₩ 3,547,610